Income Taxes - Summary of Allocation of Income Tax Expense to Comprehensive Income (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)
Major components of tax expense (income) [abstract]
Income tax expense as per the consolidated statement of income	₨ 25,242	$ 365	₨ 22,390	₨ 25,213
Income tax included in Other comprehensive income on:
Unrealized gains/ (losses) on investment securities	(65)		(644)	594
Gains/(losses) on cash flow hedging derivatives	633		(1,448)	962
Defined benefit plan actuarial gains/(losses)	47		255	43
Total income taxes	₨ 25,857		₨ 20,553	₨ 26,812